Related party transactions (Tables)	12 Months Ended
Jun. 30, 2023
Related party transactions
Schedule of key management personnel compensation

	Year Ended June 30,
(in € thousands)	2021	2022	2023

Short-term compensation	6,421	4,035	3,405
Personnel expenses from long-term employee benefits	1,216	—	—
Income from reversal of other long-term employee benefits	(2,056)	—	—
Long-term employee benefits (net income)	(840)	—	—
Share-based compensation - Old Plans	427	—	—
Share-based compensation - IPO related compensation for Managing Directors	61,578	38,723	21,791
Share-based compensation - Long-term incentive program	—	957	881
Total Share-based compensation	62,005	39,680	22,672
Total personnel expenses for Managing Directors	67,586	43,716	26,077